Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Additional Disclosures [Abstract]
Accounts receivable	$ 39,687	$ 36,078
Less: allowance for doubtful accounts	(90)	0
Accounts receivable, net	$ 39,597	$ 36,078